Business Combinations - Additional Information (Detail) - Beijing OrionStar [Member] ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 30, 2023 CNY (¥)	Nov. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Business Acquisition [Line Items]
Percentage on additional equity shares acquired	35.17%	35.17%
Total cash consideration	¥ 268,724	$ 37,849	¥ 268,724	$ 37,849
Remeasurement gain			6,036	850
Existing shareholding percentage before acquisition	37.74%	37.74%
Percentage of equity interest held on acquisition	72.91%	72.91%
Business combination revenues			14,810	2,086
Business combination losses			4,738	667
Business combination expected revenues			768,152	108,192	¥ 1,063,970
Business combination expected losses			¥ 728,995	$ 102,677	¥ 652,497